Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net of deferred tax on net unrealized gain on AFS securities	$ 7,075	$ 3,264	$ 4,383
Net of tax on reclassification adjustment for net gains on AFS securities included in net income	240	837	2,285
Net of tax benefit on reclassification adjustment for OTTI		31	555
Net of tax on pension, other post retirement and postemployment benefit plan adjustments	6,857	370	1,326
Accumulated Other Comprehensive Income (Loss)
Net of deferred tax on net unrealized gain on AFS securities	7,075	3,264	4,383
Net of tax on reclassification adjustment for net gains on AFS securities included in net income	240	837	2,285
Net of tax benefit on reclassification adjustment for OTTI		31	555
Net of tax on pension, other post retirement and postemployment benefit plan adjustments	6,857	370	1,326
Comprehensive Income (Loss)
Net of deferred tax on net unrealized gain on AFS securities	7,075	3,264	4,383
Net of tax on reclassification adjustment for net gains on AFS securities included in net income	240	837	2,285
Net of tax benefit on reclassification adjustment for OTTI		31	555
Net of tax on pension, other post retirement and postemployment benefit plan adjustments	$ 6,857	$ 370	$ 1,326